Revenue and Other Income (Details) - Schedule of Disaggregated Revenue Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical markets
Total revenue from contracts with customers	$ 80,671,081	$ 68,132,256	$ 61,882,481
Credit cards [Member]
Geographical markets
Total revenue from contracts with customers	60,257,595	49,430,329	46,658,459
Personal loans and mortgages [Member]
Geographical markets
Total revenue from contracts with customers	10,166,389	9,718,621	7,924,050
Insurance [Member]
Geographical markets
Total revenue from contracts with customers	5,853,092	2,661,822	1,228,525
Other verticals [Member]
Geographical markets
Total revenue from contracts with customers	4,394,005	6,321,484	6,071,447
At a point in time [Member]
Geographical markets
Total revenue from contracts with customers	3,362,745	1,665,997	907,338
Over time [Member]
Geographical markets
Total revenue from contracts with customers	77,308,336	66,466,259	60,975,143
Hong Kong [Member]
Geographical markets
Total revenue from contracts with customers	26,947,177	22,247,140	18,189,703
Singapore [Member]
Geographical markets
Total revenue from contracts with customers	32,069,713	23,467,954	22,838,695
Philippines [Member]
Geographical markets
Total revenue from contracts with customers	14,169,389	9,857,822	6,051,517
Taiwan [Member]
Geographical markets
Total revenue from contracts with customers	6,742,747	11,027,139	13,401,188
Malaysia [Member]
Geographical markets
Total revenue from contracts with customers	738,053	1,282,194	1,270,665
Other Asia [Member]
Geographical markets
Total revenue from contracts with customers	$ 4,002	$ 250,007	$ 130,713